Average Annual Total Returns - Class A Class C and Institutional Class - SP SmallCap 600 Pure Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	10.58%	9.25%	9.59%	10.58%	8.65%	9.29%	6.26%	7.20%	7.85%	18.12%	12.35%	12.17%	14.23%	9.50%	9.29%	14.23%	8.83%	8.96%	8.42%	7.39%	7.58%	18.12%	12.35%	12.17%